Equity and Earnings per Share - Warrants (Details) - $ / shares	Dec. 31, 2021	Jul. 09, 2021	Feb. 28, 2021	Nov. 30, 2020
Class of Warrant or Right [Line Items]
Exercise price per share (in dollars per share)				$ 11.50
Shares				9,900,000
Public Warrants
Class of Warrant or Right [Line Items]
Exercise price per share (in dollars per share)	$ 11.50
Shares	17,250,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Exercise price per share (in dollars per share)	$ 11.50
Shares	9,900,000
Other
Class of Warrant or Right [Line Items]
Exercise price per share (in dollars per share)	$ 7.72	$ 7.715	$ 691.90
Shares	627,780		7,000